Organization and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified		3 Months Ended
	Mar. 31, 2013 counties	Mar. 31, 2013 Midla System [Member] mi	Mar. 31, 2013 Ala Tenn System [Member] mi	Mar. 31, 2013 Subsequent Event [Member] ArcLight [Member] ft mi	Apr. 15, 2013 Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member] ArcLight [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member] Series A [Member] Subsequent Event [Member]	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Length Of Pipeline		370	295	700
County In Which Entity Operates, Alabama, Mississippi, and Tennessee	8
Business Acquisition, Percentage of Voting Interests Acquired					90.00%			87.40%
Preferred Units, Contributed Capital							$ 15
Preferred Units, Issued						5,142,857	5,142,857
Number of Natural Gas Collection Receipt Points				75
Water Depth of Natural Gas Collection Receipt Points, Maximum				1,000